BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATION
BUSINESS COMBINATION
3.	BUSINESS COMBINATION

As discussed in “Note 1 – Description of Business”, on July 22, 2022, the Company consummated the transactions contemplated by the Business Combination Agreement. At the Closing, and subject to the terms and conditions of the Business Combination Agreement, holders of 153,322,880 shares of Legacy Getty common stock received 196,938,915 shares of the Company’s Class A Common Stock as consideration in the Business Combination, and the previously outstanding Legacy Getty Redeemable Preferred Stock was retired in full through a combination of a cash payment of approximately $615.0 million and 15,000,000 shares of the Company’s Class A Common Stock with a fair value at issuance of $140.2 million. Each Legacy Getty Option (whether vested or unvested) to purchase Legacy Getty Common Shares was converted into an option to purchase a number of shares of the Company’s Class A Common Stock and at an exercise price converted based on the Exchange Ratio, calculated in accordance with the terms of the Business Combination Agreement.

In addition to the consideration paid at Closing, during a period to expire 10 years from the Closing Date (the “Earn-Out Period”), within 10 business days after the occurrence of an applicable triggering event, as described below, the Company was required to issue to former equity holders of Legacy Getty an aggregate of up to 59,000,000 shares of the Company’s Class A Common Stock (the “Earn-Out Shares”), upon the terms and subject to the conditions set forth in the Business Combination Agreement and the other agreements contemplated thereby. The Earn-Out Shares were issuable in three equal tranches if (i) the volume weighted average price of the shares of the Company’s Class A Common Stock over any 20 trading days within any 30 consecutive trading day period was greater than or equal to $12.50, $15.00 and $17.50, respectively, or (ii) if there was a change of control of the Company prior to the expiration of the Earn-Out Period that would result in the holders of shares of the Company’s Class A Common Stock receiving a price per share equal to or in excess of $12.50, $15.00 and $17.50, respectively. The Earn-Out Shares were accounted for as equity-classified equity instruments and recorded in additional paid-in capital as part of the Business Combination.

Pursuant to a certain letter agreement executed concurrently with the Business Combination Agreement (the “Sponsor Side Letter”), CC Neuberger Principal Holdings II Sponsor, LLC (the “Sponsor”), its independent directors and certain affiliates, agreed to convert, through a series of transactions, 5,140,000 of its CCNB Class B common stock into 2,570,000 Series B-1Common Stock and 2,570,000 Series B-2 Common Stock of the Company (the shares of Series B-2 Common Stock together with the shares of Series B-1 Common Stock, the “Restricted Sponsor Shares”), which were subject to forfeiture if certain vesting events are not satisfied. The Series B-1 Common Stock and Series B-2 Common Stock would vest and convert into shares of Class A Common Stock if (i) the volume weighted average price of the shares of the Company’s Class A Common Stock over any 20 trading days within any 30 consecutive trading day period was greater than or equal to $12.50 and $15.00, respectively, or (ii) if there was a change of control of the Company that would result in the holders of shares of the Company’s Class A Common Stock receiving a price per share equal to or in excess of $12.50 and $15.00, respectively. The Restricted Sponsor Shares are accounted for as equity-classified equity instruments and recorded in additional paid-in capital as part of the Business Combination.

Concurrent with the execution of the Business Combination Agreement, CCNB and the Company entered into Subscription Agreements (the “PIPE Subscription Agreements”) with the Sponsor and Getty Investments. Additionally, on December 28, 2021, CCNB and the Company entered into the Permitted Equity Subscription Agreement with Multiply Group (the “Permitted Equity Subscription Agreement”). On July 22, 2022, Getty Investments entered into an additional subscription agreement with the Company (the “Additional Getty Subscription Agreement”). Pursuant to the PIPE Subscription Agreements, the Permitted Equity Subscription Agreement and the Additional Getty Subscription Agreement, on the Closing Date, the Sponsor, Getty Investments and Multiply Group subscribed for and purchased, and CCNB and the Company issued and sold to such investors, an aggregate of 36,000,000 shares of the Company’s Class A Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $360.0 million (the “PIPE Financing”).

On the Closing Date, the Company completed the issuance and sale of 20,000,000 shares of the Company’s Class A Common Stock and 3,750,000 Forward Purchase Warrants to Neuberger Berman Opportunistic Capital Solutions Master Fund LP (“NBOKS”) for an aggregate purchase price of $200.0 million, in connection with the Forward Purchase Agreement. Refer to “Note 5 – Common Stock Warrants” for additional information on the accounting for the Forward Purchase Warrants.

Additionally, on the Closing Date, the Company completed the sale of 30,000,000 shares of the Company’s Class A Common Stock to NBOKS, for a purchase price of $10.00 per share and aggregate purchase price of $300.0 million, pursuant to that certain Backstop Facility Agreement dated November 16, 2020, as amended.

Upon the closing of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 2,006,140,000 shares, $0.0001 par value per share, of which, 2,000,000,000 shares are designated as Class A Common Stock, 5,140,000 shares are designated as Class B common stock, and 1,000,000 shares are designated as preferred stock.

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, CCNB was treated as the “acquired” company and Getty Images is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Getty Images issuing stock for the net assets of CCNB, accompanied by a recapitalization. The net assets of CCNB are stated at historical cost, with no goodwill or other intangible assets recorded.

The following table reconciles the elements of the Business Combination to the Consolidated Statement of Cash Flows and the Consolidated Statements of Redeemable Preferred Stock and Stockholders’ Equity (Deficit) for the year ended December 31, 2022 (in thousands):

Cash – CCNB trust and cash, net of redemptions	$4,164
Cash – PIPE Financing	360,000
Cash – Forward Purchase Agreement	200,000
Cash – Backstop Agreement	300,000
Less: Cash paid to redeem Redeemable Preferred Stock	(614,996)
Less: Transaction costs paid during the year ended December 31, 2022	(106,917)
Net cash contributions from the Business Combination and related transactions	$142,251
Add: Non-cash assets received from CCNB	806
Add: Transaction costs allocated to warrants	4,262
Add: Cash paid to redeem Redeemable Preferred Stock	614,996
Add: Tax effect of change in tax basis due to business combination	6,508
Less: Fair value of Public, Private Placement and Forward Purchase Warrants	(72,374)
Less: Transaction costs previously paid by Legacy Getty during 2021 or accrued at December 31, 2022	(1,989)
Net Business Combination and related transactions, excluding Redeemable Preferred Stock redemption	$694,460
Add: Fair value of Class A common stock issued to redeem Redeemable Preferred Stock	140,250
Net Business Combination and related transactions, including Redeemable Preferred Stock redemption	$834,710

The number of shares of common stock issued immediately following the consummation of the Business Combination:

Common stock of CCNB, net of redemptions	508,311
CCNB shares held by the Sponsor	25,700,000
Shares issued in the PIPE Financing	36,000,000
Shares issued in the Forward Purchase Agreement	20,000,000
Shares issued in the Backstop Agreement	30,000,000
Total shares issued in Business Combination and related transactions	112,208,311
Shares issued for Getty Images common stock	196,938,915
Shares issued upon redemption of Getty Images Redeemable Preferred Stock	15,000,000
Total shares of common stock immediately following the Business Combination	324,147,226

CCNB shares held by the Sponsor in the table above include 5,140,000 Restricted Sponsor Shares.